SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total net unrealized depreciation on open futures and forward currency contracts	$ 6,841,321	$ (7,672,114)
Millburn Multi Markets Trading L P [Member]
Total futures and forward currency contracts	14,668,997	(9,568,078)
Total financial assets and liabilities at fair value	474,903,102	552,287,721
Investments in U.S. Treasury notes held in equity trading accounts as collateral	72,705,286	127,971,156
Investments in U.S. Treasury notes held	336,146,438	358,229,399
Total investments in U.S. Treasury notes	408,851,724	486,200,555
Net unrealized appreciation on open futures and forward currency contracts	15,031,193	2,145,457
Net unrealized depreciation on open futures and forward currency contracts	(362,196)	(11,713,535)
Total net unrealized depreciation on open futures and forward currency contracts	14,668,997	(9,568,078)
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member]
Total exchange-traded futures contracts	13,351,055	2,145,457
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Energies [Member]
Total exchange-traded futures contracts	10,890,611	6,169,670
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Grains [Member]
Total exchange-traded futures contracts	864,739	83,621
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Interest Rate [Member]
Total exchange-traded futures contracts	2,402,342	(5,562,191)
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Livestock [Member]
Total exchange-traded futures contracts	1,620	(66,920)
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Metals [Member]
Total exchange-traded futures contracts	(279,515)	(286,225)
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Softs [Member]
Total exchange-traded futures contracts	327,357	754,846
Millburn Multi Markets Trading L P [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Stock Indices [Member]
Total exchange-traded futures contracts	(856,099)	1,052,656
Millburn Multi Markets Trading L P [Member] | Over the Counter [Member] | Forward Contracts [Member]
Over-the-counter forward currency contracts	1,317,942	(11,713,535)
Millburn Multi Markets Trading L P [Member] | Level 1 [Member]
Total futures and forward currency contracts	13,351,055	2,145,457
Total financial assets and liabilities at fair value	473,585,160	564,001,256
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member]
Total exchange-traded futures contracts	13,351,055	2,145,457
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Energies [Member]
Total exchange-traded futures contracts	10,890,611	6,169,670
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Grains [Member]
Total exchange-traded futures contracts	864,739	83,621
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Interest Rate [Member]
Total exchange-traded futures contracts	2,402,342	(5,562,191)
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Livestock [Member]
Total exchange-traded futures contracts	1,620	(66,920)
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Metals [Member]
Total exchange-traded futures contracts	(279,515)	(286,225)
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Softs [Member]
Total exchange-traded futures contracts	327,357	754,846
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Stock Indices [Member]
Total exchange-traded futures contracts	(856,099)	1,052,656
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Over the Counter [Member] | Forward Contracts [Member]
Over-the-counter forward currency contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member]
Total futures and forward currency contracts	1,317,942	(11,713,535)
Total financial assets and liabilities at fair value	1,317,942	(11,713,535)
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Energies [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Grains [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Interest Rate [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Livestock [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Metals [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Softs [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Exchange Traded [Member] | Futures Contracts [Member] | Stock Indices [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Over the Counter [Member] | Forward Contracts [Member]
Over-the-counter forward currency contracts	1,317,942	(11,713,535)
Millburn Multi Markets Trading L P [Member] | US Treasury Notes [Member]
Investment owned	408,851,724	486,200,555
Millburn Multi Markets Trading L P [Member] | US Treasury Notes [Member] | Level 1 [Member]
Investment owned	408,851,724	486,200,555
Millburn Multi Markets Trading L P [Member] | US Treasury Notes [Member] | Level 2 [Member]
Investment owned
Millburn Multi Markets Trading L P [Member] | Short-Term Money Market Funds [Member]
Investment owned	51,382,381	75,655,244
Millburn Multi Markets Trading L P [Member] | Short-Term Money Market Funds [Member] | Level 1 [Member]
Investment owned	51,382,381	75,655,244
Millburn Multi Markets Trading L P [Member] | Short-Term Money Market Funds [Member] | Level 2 [Member]
Investment owned